Stockholders' Equity (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 14, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock, Shares Authorized		40,000,000		40,000,000	40,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,342,750			2,605,513
Preferred Stock, Shares Outstanding		0		0	2,342,750
Preferred Stock, Shares Issued		0		0	2,342,750
Common Stock, Shares Authorized		300,000,000		300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Voting Rights					The holders are entitled to one vote for each share on matters submitted to a vote to shareholders, and to share pro rata in all dividends payable on common stock after payment of dividends on any preferred shares having preference in payment of dividends.
Payments of Stock Issuance Costs (in Dollars)		$ 34,827		$ 62,144	$ 367,915
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable Fair Value Method				To determine the fair value of shares issued for acquisitions, we used the fair value determined by using the average closing price from the preceding five days up to the transaction closing date on the OTCQB Market.
Common Stock, Capital Shares Reserved for Future Issuance		1,036,771		1,584,928
Six Employees [Member]
Shares Issued, Price Per Share (in Dollars per share)		$ 40,090
Stock Excercise price		0.24
Six Directors [Member]
Shares Issued, Price Per Share (in Dollars per share)		87,662
Stock Excercise price		0.18
Chief Executive Officer [Member]
Shares Issued, Price Per Share (in Dollars per share)		39,474
Stock Excercise price		$ 0.19
Series AA Preferred Stock [Member]
Preferred Stock, Shares Authorized				3,000,000
Preferred Stock, Shares Outstanding					2,342,750
Dividends Payable (in Dollars)					$ 300,000